11. INVESTMENTS IN SUBSIDIARIES ACCOUNTED FOR USING EQUITY METHOD (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	$ 567,845,869	$ 531,907,388
Assets, non-current	578,322,238	524,919,199	$ 495,369,399
Liabilities, current	313,267,679	320,692,140
Liabilities, non-current	260,747,184	190,794,196	210,997,968
Revenue	68,654,648	94,809,120	106,703,465
Profit (loss)	5,443,131	5,844,668	8,422,914
Viña Almaviva S.A.
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	15,981,053	14,941,923	14,599,838
Assets, non-current	15,534,607	15,246,538	14,957,260
Liabilities, current	1,808,130	3,218,557	4,584,503
Liabilities, non-current	1,258,757	904,174	1,001,852
Equity	28,448,773	26,065,730	23,970,743
Revenue	12,586,979	9,981,785	8,976,072
Profit (loss)	4,444,613	3,920,528	3,461,647
Innovacion Tecnológica Vitivinicola S.A.
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	38,620	92,881	92,881
Assets, non-current	0	0	0
Liabilities, current	1,935	65,010	65,010
Liabilities, non-current	0	0	0
Equity	36,685	27,871	27,871
Revenue	8,050	0	0
Profit (loss)	1,106	0	0
Industria Corchera S.A
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	14,241,511	10,959,250	13,658,912
Assets, non-current	2,642,179	2,541,502	4,016,480
Liabilities, current	6,925,647	3,816,265	8,635,847
Liabilities, non-current	0	0	15,520
Equity	9,958,043	9,684,487	9,024,025
Revenue	14,138,079	16,036,230	14,583,429
Profit (loss)	455,694	602,180	117,306
Southern Brewing Company S.A
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current		1,999,102	1,824,493
Assets, non-current		15,572,990	7,484,001
Liabilities, current		2,593,184	2,424,698
Liabilities, non-current		1,747,990	1,245,530
Equity		13,230,918	5,638,266
Revenue		4,403,610	3,224,077
Profit (loss)		442,593	411,604
Excelsior Wine Company
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	0	16,426,703	20,866,607
Assets, non-current	0	0	0
Liabilities, current	0	12,585,675	15,007,478
Liabilities, non-current	0	132,711	400,316
Equity	0	3,708,317	5,458,813
Revenue	32,495,986	55,297,272	74,446,666
Profit (loss)	387,128	870,579	4,771,456
Alpha Cave / Latour
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current		1,624,103	1,297,420
Assets, non-current		570,775	601,387
Liabilities, current		3,410,033	2,391,551
Liabilities, non-current		107,974	30,873
Equity		(1,323,129)	(523,617)
Revenue		1,078,436	275,027
Profit (loss)		(279,211)	(418,706)
VCT Japan Company
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	964,049	905,939	753,778
Assets, non-current	4,956	3,895	5,394
Liabilities, current	649,706	676,888	485,225
Liabilities, non-current	0	0	0
Equity	319,299	232,946	273,947
Revenue	1,964,379	1,653,033	1,026,889
Profit (loss)	4,560	(16,605)	(73,978)
Escalade W&S
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	3,634,513	2,746,987	3,115,346
Assets, non-current	1,344,250	1,461,040	1,187,894
Liabilities, current	2,407,980	1,461,659	2,055,092
Liabilities, non-current	1,274,077	1,548,261	1,243,612
Equity	1,296,706	1,198,107	1,004,536
Revenue	5,455,404	5,274,441	4,171,305
Profit (loss)	61,639	191,189	153,585
Beer Garden Bellavista S.p.A.
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	207,473	76,287
Assets, non-current	873,827	1,427,159
Liabilities, current	723,849	256,280
Liabilities, non-current	115,374	36,000
Equity	242,077	1,211,166
Revenue	2,005,771	1,084,313
Profit (loss)	88,391	113,415
Associates
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets, current	35,067,219	49,773,175	56,209,275
Assets, non-current	20,399,819	36,823,899	28,252,416
Liabilities, current	12,517,247	28,083,551	35,649,404
Liabilities, non-current	2,648,208	4,477,110	3,937,703
Equity	$ 40,301,583	$ 54,036,413	$ 44,874,584